Fair value - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities recorded at cost	$ 2.5	$ 3.5	$ 0.0
Estimated fair value of debt	$ 3,500.1	3,469.2	3,793.5
Discount rate | Goodwill and intangible assets at fair value | Data Solutions reporting unit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage change in measurement input which would not change impairment recognised	0.0050
Discount rate | Goodwill | Reporting units excluding Data Solutions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage change in measurement input which would not change impairment recognised	0.005
Growth rate | Goodwill and intangible assets at fair value | Data Solutions reporting unit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage change in measurement input which would not change impairment recognised	0.0050
Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 11,981.3	12,614.7	12,878.0
Goodwill	8,731.7	9,051.4	9,022.1
Intangible assets	$ 3,247.1	$ 3,559.8	$ 3,855.9